                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter: June 30, 2008

Check here if Amendment [_]; Amendment Number: ____
This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Markel Corporation
Address: 4521 Highwoods Pkwy
         Glen Allen, VA 23060

Form 13F File Number: 28-6647

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Thomas S. Gayner
Title: Executive Vice President and Chief Investment Officer
Phone: 804-527-3806

Signature, Place, and Date of Signing:


/s/ Thomas S. Gayner     Richmond, VA    8/13/2008
----------------------  --------------  -----------
[Signature]              [City, State]    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                        1

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               1

Form 13F Information Table Entry Total:        124

Form 13F Information Table Value Total: $1,516,706
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   ------------------------------------------
 1          28-6056          Markel Gayner Asset Management Corporation

                               Market Corporation
                                    FORM 13F
                                  June 30, 2008

                                                           Value   Shares/  Sh/ Put/ Invstmt    Other          Voting Authority
        Name of Issuer          Title of Class    Cusip   (X$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared    None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101     4175    60000 SH       SOLE                    60000
                                                               793    11400 SH       DEFINED      01         10000              1400
Accenture                      COM              g1150g111      407    10000 SH       SOLE                    10000
                                                              4443   109100 SH       DEFINED      01        100000              9100
Aflac                          COM              001055102    12874   205000 SH       DEFINED      01        205000
Alleghany Corporation          COM              017175100     1355     4080 SH       SOLE                     4080
Allied Capital                 COM              01903Q108     3260   234699 SH       DEFINED      01        234015               684
Altria                         COM              02209S103     2399   116700 SH       DEFINED      01        114500              2200
American Express               COM              025816109      377    10000 SH       SOLE                    10000
                                                             14726   390929 SH       DEFINED      01        339000             51929
Automatic Data Processing      COM              053015103    12847   306600 SH       DEFINED      01        300700              5900
BP Plc                         COM              055622104      803    11548 SH       DEFINED      01         10000              1548
Bank of America                COM              060505104    12532   525000 SH       SOLE                   525000
                                                              4432   185661 SH       DEFINED      01        130000             55661
Bank of New York Mellon Corp   COM              064058100     1249    33019 SH       SOLE                    33019
                                                             10007   264527 SH       DEFINED      01        244907             19620
Berkshire Hathaway Class B     COM              084670207    23238     5792 SH       SOLE                     5792
                                                            103084    25694 SH       DEFINED      01         24208              1486
Berkshire Hathaway, Inc.       COM              084670108    12679      105 SH       SOLE                      105
                                                             95755      793 SH       DEFINED      01           755                38
Brookfield Asset Management    COM              112585104     7719   237205 SH       SOLE                   237205
                                                             62039  1906534 SH       DEFINED      01       1695343            211191
Brookfield Infrastructure Part COM              G16252101      143     7288 SH       SOLE                     7288
                                                              1049    53530 SH       DEFINED      01         50613              2917
Brown & Brown                  COM              115236101     6358   365628 SH       DEFINED      01        365628
Brown Forman Class A           COM              115637100    21582   283860 SH       DEFINED      01        281000              2860
CB Richard Ellis Group         COM              12497T101      960    50000 SH       DEFINED      01         50000
Carmax                         COM              143130102     2270   160000 SH       SOLE                   160000
                                                             73654  5190558 SH       DEFINED      01       4803070            387488
Caterpillar Inc                COM              149123101     9966   135000 SH       SOLE                   135000
                                                              4599    62300 SH       DEFINED      01         60000              2300
Cemex SAB de C.V.              COM              151290889      247    10000 SH       DEFINED      01         10000
Charles Schwab                 COM              808513105     1130    55000 SH       SOLE                    55000
                                                              9249   450300 SH       DEFINED      01        450000               300
Cincinnati Financial           COM              172062101     7643   300906 SH       DEFINED      01        300686               220
Cintas Corp                    COM              172908105     1060    40000 SH       SOLE                    40000
                                                               795    30000 SH       DEFINED      01         30000
Citigroup                      COM              172967101     3444   205500 SH       DEFINED      01        205000               500
Cohen & Steers                 COM              19247a100     2488    95800 SH       DEFINED      01         90000              5800
Comcast                        COM              20030N101    10576   557500 SH       SOLE                   557500
                                                              6285   331300 SH       DEFINED      01        255000             76300
Corus Bankshares               COM              220873103      820   197000 SH       DEFINED      01        197000
Costco                         COM              22160K105      351     5000 SH       SOLE                     5000
                                                                95     1350 SH       DEFINED      01                            1350
Diageo PLC                     COM              25243Q205     2216    30000 SH       SOLE                    30000
                                                             90913  1230719 SH       DEFINED      01       1160000             70719
Disney                         COM              254687106      780    25000 SH       SOLE                    25000
                                                             16769   537475 SH       DEFINED      01        455000             82475
Emerson Electric               COM              291011104     7877   159300 SH       DEFINED      01        145000             14300
Enterprise GP Holdings         COM              293716106     1970    65500 SH       DEFINED      01         60000              5500
Exxon Corporation              COM              302290101    33595   381193 SH       DEFINED      01        364800             16393
Fairfax Financial Holdings Ltd COM              303901102    70955   279459 SH       SOLE                   279459
Federated Investors            COM              314211103      344    10000 SH       SOLE                    10000
                                                              5714   166000 SH       DEFINED      01        165000              1000
Fidelity National Financial    COM              31620R105    12600  1000000 SH       SOLE                  1000000
                                                              8244   654300 SH       DEFINED      01        550000            104300
Forest City Enterprises Class  COM              345550107    26178   812467 SH       DEFINED      01        782400             30067
Fortune Brands                 COM              349631101     1560    25000 SH       DEFINED      01         25000

                               Market Corporation
                                    FORM 13F
                                  June 30, 2008

                                                           Value   Shares/  Sh/ Put/ Invstmt    Other          Voting Authority
        Name of Issuer          Title of Class    Cusip   (X$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared    None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Friedman Billings and Ramsey   COM              358434108      210   140000 SH       SOLE                   140000
                                                               375   250000 SH       DEFINED      01        250000
General Dynamics               COM              369550108    33209   394409 SH       DEFINED                370000             24409
General Electric               COM              369604103    12144   455000 SH       SOLE                   455000
                                                             85400  3199713 SH       DEFINED      01       3000000            199713
Goldman Sachs                  COM              38141G104     1749    10000 SH       DEFINED      01         10000
Home Depot                     COM              437076102      468    20000 SH       SOLE                    20000
                                                             23342   996648 SH       DEFINED      01        900000             96648
Illinois Tool Works            COM              452308109     9977   210000 SH       SOLE                   210000
                                                              1539    32400 SH       DEFINED      01         10000             22400
Inbev NV                       COM              011994008     1388    20000 SH       DEFINED      01         20000
Intel                          COM              458140100     1289    60000 SH       SOLE                    60000
                                                              3171   147642 SH       DEFINED      01        140000              7642
International Business Machine COM              459200101     1185    10000 SH       SOLE                    10000
                                                              1250    10550 SH       DEFINED      01         10000               550
International Game Technology  COM              459902102     6245   250000 SH       SOLE                   250000
                                                             21800   872680 SH       DEFINED      01        790000             82680
Investors Title Company        COM              461804106    11123   229350 SH       DEFINED      01        213300             16050
Johnson and Johnson            COM              478160104     4825    75000 SH       SOLE                    75000
                                                             29828   463595 SH       DEFINED      01        447200             16395
LandAmerica Financial Group    COM              514936103    28414  1280500 SH       SOLE                  1280500
Leucadia National Corp         COM              527288104     3520    75000 SH       SOLE                    75000
                                                              2934    62500 SH       DEFINED      01         60000              2500
Lowes                          COM              548661107     1971    95000 SH       SOLE                    95000
                                                              3627   174800 SH       DEFINED      01        160000             14800
Manpower Inc.                  COM              56418H100      408     7000 SH       SOLE                     7000
                                                              3087    53000 SH       DEFINED      01         53000
Marriott International         COM              571903202     4592   175000 SH       SOLE                   175000
                                                             31716  1208696 SH       DEFINED      01       1065000            143696
Marsh & McLennan               COM              571748102     1327    50000 SH       SOLE                    50000
                                                             25207   949406 SH       DEFINED      01        933000             16406
McGraw-Hill Companies          COM              580645109    13673   340800 SH       DEFINED      01        340000               800
Meadowbrook Insurance Company  COM              58319P108      689   130000 SH       SOLE                   130000
Microsoft                      COM              594918104      228     8290 SH       DEFINED      01                            8290
News Corporation               COM              65248E203     2599   169300 SH       DEFINED      01        155000             14300
Nike                           COM              654106103     2992    50200 SH       DEFINED      01         50000               200
Northern Trust Corp            COM              665859104     1371    20000 SH       SOLE                    20000
                                                              8228   120000 SH       DEFINED      01        120000
NuStar GP Holdings             COM              67059L102     1950    90000 SH       SOLE                    90000
                                                              9565   441400 SH       DEFINED      01        436500              4900
Pepsico                        COM              713448108     2130    33500 SH       DEFINED      01         33300               200
Peyto Energy Trust             COM              717045108      494    25000 SH       DEFINED      01         25000
Philip Morris International    COM              718172109     5764   116700 SH       DEFINED      01        114500              2200
Plum Creek Lumber MLP          COM              729251108    15205   356000 SH       DEFINED      01        350000              6000
Progressive Corp               COM              743315103      871    46516 SH       DEFINED      01         46516
RLI Corporation                COM              749607107    30861   623841 SH       DEFINED      01        598637             25204
SAP Aktiengesellschaft         COM              803054204     3194    61300 SH       DEFINED      01         60000              1300
State Street Corp              COM              857477103     2585    40400 SH       DEFINED      01         40400
Sysco Corp                     COM              871829107     2338    85000 SH       SOLE                    85000
                                                             19070   693220 SH       DEFINED      01        615000             78220
T.Rowe Price                   COM              74144T108      621    11000 SH       SOLE                    11000
                                                              8979   159000 SH       DEFINED      01        159000
United Parcel Service          COM              911312106    17212   280000 SH       SOLE                   280000
                                                             25594   416373 SH       DEFINED      01        360000             56373
Valley National Bank           COM              919794107      467    29641 SH       DEFINED      01         29389               252
W.P. Carey                     COM              92930Y107    24691   860000 SH       DEFINED      01        845200             14800
Wal-Mart Stores                COM              931142103     3934    70000 SH       SOLE                    70000
                                                             42176   750463 SH       DEFINED      01        675000             75463

                               Market Corporation
                                    FORM 13F
                                  June 30, 2008

                                                           Value   Shares/  Sh/ Put/ Invstmt    Other          Voting Authority
        Name of Issuer          Title of Class    Cusip   (X$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared    None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Walgreen                       COM              931422109     1138    35000 SH       SOLE                    35000
                                                               997    30660 SH       DEFINED      01         30000               660
Washington Post Co             COM              939640108     3184     5425 SH       DEFINED      01          5200               225
Washington Real Estate Investm COM              939653101    12127   403575 SH       DEFINED      01        390300             13275
White Mountains                COM              G9618E107    14575    33975 SH       SOLE                    33975
                                                             36175    84325 SH       DEFINED      01         84325
XL Capital                     COM              G98255105     7180   349230 SH       DEFINED      01        349138                92
Yum! Brands Inc                COM              988498101      853    24300 SH       DEFINED      01         20000              4300
REPORT SUMMARY                 124 DATA RECORDS            1516706           1        OTHER MANAGERS ON WHOSE BEHALF REPORT IS
FILED